Unaudited Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 57,560	$ 21,203
Trade accounts receivable, net	7,387	16,126
Prepayments and other assets	1,644	2,017
Inventories	1,487	1,516
Claims	230	0
Current assets from discontinued operations (Note 4)	0	23,698
Total current assets	68,308	64,560
Fixed assets
Vessels, net (Note 6)	571,790	586,100
Total fixed assets	571,790	586,100
Other non-current assets
Above market acquired charters (Note 7)	53,524	60,655
Restricted cash	5,500	16,996
Prepayments and other assets	5,105	2,466
Non-current assets from discontinued operations (Note 4)	0	654,468
Total non-current assets	635,919	1,320,685
Total assets	704,227	1,385,245
Current liabilities
Current portion of long-term debt, net (Note 8)	29,737	37,479
Trade accounts payable	7,930	14,348
Due to related parties (Note 5)	2,200	17,742
Accrued liabilities	8,665	16,740
Deferred revenue, current	2,886	7,315
Current liabilities from discontinued operations (Note 4)	0	21,535
Total current liabilities	51,418	115,159
Long-term liabilities
Long-term debt, net (Note 8)	244,121	253,932
Deferred revenue	0	96
Long-term liabilities from discontinued operations (Note 4)	0	134,744
Total long-term liabilities	244,121	388,772
Total liabilities	295,539	503,931
Commitments and contingencies (Note 12)
Total partners' capital	408,688	881,314
Total liabilities and partners' capital	$ 704,227	$ 1,385,245